Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: March 11, 2026

Payment Date	3/16/2026
Collection Period Start	2/1/2026
Collection Period End	2/28/2026
Interest Period Start	2/17/2026
Interest Period End	3/15/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$148,868,100.30	$18,442,021.20	$130,426,079.10	0.274581	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$288,248,100.30	$18,442,021.20	$269,806,079.10

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$315,824,071.84	$295,552,450.47	0.197596
YSOC Amount	$24,184,770.16	$22,355,169.99
Adjusted Pool Balance	$291,639,301.68	$273,197,280.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$148,868,100.30	4.87000%	30/360	$604,156.37
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$288,248,100.30			$1,185,167.37

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$315,824,071.84	$295,552,450.47
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$291,639,301.68	$273,197,280.48
Number of Receivables Outstanding	30,590	29,709
Weighted Average Contract Rate	3.98%	3.98%
Weighted Average Remaining Term (months)	25.4	24.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,032,749.55
Principal Collections	$20,116,265.00
Liquidation Proceeds	$176,342.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,325,357.30
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,325,357.30

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$263,186.73	$263,186.73	$—	$—	$21,062,170.57
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,062,170.57
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,062,170.57
Interest - Class A-3 Notes	$604,156.37	$604,156.37	$—	$—	$20,458,014.20
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$20,066,504.20
First Allocation of Principal	$—	$—	$—	$—	$20,066,504.20
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$20,009,213.20
Second Allocation of Principal	$—	$—	$—	$—	$20,009,213.20
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$19,948,645.20
Third Allocation of Principal	$1,490,819.82	$1,490,819.82	$—	$—	$18,457,825.38
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,386,183.38
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,826,183.38
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,826,183.38
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,434,982.00
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,434,982.00
Remaining Funds to Certificates	$1,434,982.00	$1,434,982.00	$—	$—	$—
Total	$21,325,357.30	$21,325,357.30	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$24,184,770.16
Increase/(Decrease)	$(1,829,600.17)
Ending YSOC Amount	$22,355,169.99

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$291,639,301.68	$273,197,280.48
Note Balance	$288,248,100.30	$269,806,079.10
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	13	$155,356.37
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	178	$176,342.75
Monthly Net Losses (Liquidation Proceeds)			$(20,986.38)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			(0.23)%
Preceding Collection Period			0.14%
Current Collection Period			(0.08)%
Four-Month Average Net Loss Ratio			0.04%
Cumulative Net Losses for All Periods			$4,638,233.12
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.50%	99	$1,488,723.98
60-89 Days Delinquent	0.15%	28	$453,327.68
90-119 Days Delinquent	0.05%	14	$142,266.13
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.71%	141	$2,084,317.79

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$68,921.06
Total Repossessed Inventory		11	$164,307.49

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		42	$595,593.81
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.31%
Current Collection Period			0.20%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.63	0.21%	40	0.13%